Financial assets - Movement of the financial assets (Details) - At fair value - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Opening balance	₺ 30,928,575
Closing balance	49,783,655	₺ 30,928,575
Financial asset at fair value through profit or loss | Level 3
Financial assets
Opening balance	699,267	867,759
Addition	71,891	190,760
Disposal		(124,465)
Remeasurement recognised in profit or loss	(260,217)	(189,231)
Monetary gain/(loss)	(6,888)	(45,556)
Closing balance	₺ 504,053	₺ 699,267